Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended					24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended				72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Feb. 29, 2016	Feb. 28, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2017	Feb. 28, 2017	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2019	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2023	Feb. 29, 2024	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000123827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Short Duration Core Plus Fund (Class I Shares)
Accumulated Value	$ 1,000,000						$ 1,133,380		$ 1,151,879	$ 1,185,252		$ 1,260,141				$ 1,304,173			$ 1,281,110	$ 1,238,424		$ 1,305,372			$ 1,396,039	$ 1,483,096
C000123828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Short Duration Core Plus Fund (Class R6 Shares)
Accumulated Value	5,000,000						5,675,514		5,774,770	5,945,229		6,326,811				6,551,524			6,439,456	6,228,752		6,569,474			7,030,040	7,473,039
C000123825 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Short Duration Core Plus Fund (Class A Shares)
Accumulated Value	9,779						11,057		11,211	11,497		12,195				12,591			12,337	11,896		12,508			13,344	14,141
C000123826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Short Duration Core Plus Fund (Class C Shares)
Accumulated Value	10,000						11,254		11,353	11,597		12,228				12,567			12,240	11,754		12,298			13,120	13,903
C000123396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Corporate Bond Fund (Class C Shares)
Accumulated Value	10,000						10,559		10,736	11,013		12,686				12,966			12,491	11,100		11,726			12,511	13,345
C000123397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Corporate Bond Fund (Class I Shares)
Accumulated Value	1,000,000						1,064,418		1,091,490	1,127,667		1,308,635				1,346,064			1,308,012	1,170,320		1,245,234			1,333,269	1,425,421
C000123398 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Corporate Bond Fund (Class R6 Shares)
Accumulated Value	5,000,000						5,327,131		5,468,246	5,655,343		6,570,449				6,771,724			6,580,505	5,893,866		6,277,480			6,728,030	7,200,472
C000123395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Corporate Bond Fund (Class A Shares)
Accumulated Value	9,623						10,208		10,441	10,770		12,459				12,786			12,393	11,058		11,738			12,539	13,374
C000116844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Global Bond Opportunities Fund (Class R6 Shares)
Accumulated Value	5,000,000						5,548,497		5,796,199	5,900,135		6,338,738				6,797,133			6,734,985	6,581,395		6,926,841			7,361,162	7,982,365
C000116843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Global Bond Opportunities Fund (Class I Shares)
Accumulated Value	1,000,000						1,107,155		1,156,038	1,175,032		1,260,514				1,349,679			1,335,360	1,302,969		1,367,921			1,451,574	1,571,816
C000116842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Global Bond Opportunities Fund (Class C Shares)
Accumulated Value	10,000						11,005		11,409	11,522		12,285				13,061			12,837	12,455		12,993			13,755	14,861
C000116841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Global Bond Opportunities Fund (Class A Shares)
Accumulated Value	9,629						10,646		11,079	11,233		12,010				12,830			12,661	12,322		12,919			13,677	14,776
C000136814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Income Fund (Class R6 Shares)
Accumulated Value	5,000,000						5,531,675		5,726,693	6,008,603		6,580,366				6,795,290			6,804,876	6,429,798		6,850,201			7,475,552	7,980,307
C000136813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Income Fund (Class I Shares)
Accumulated Value	1,000,000						1,105,305		1,144,173	1,200,387		1,315,851				1,358,754			1,359,252	1,284,389		1,368,415			1,493,352	1,594,212
C000136811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Income Fund (Class A Shares)
Accumulated Value	9,630						10,616		10,960	11,468		12,525				12,912			12,886	12,145		12,905			14,048	14,961
C000136812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Income Fund (Class C Shares)
Accumulated Value	10,000						10,976		11,272	11,729		12,741				13,063			12,965	12,149		12,851			13,973	14,880
C000132280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Floating Rate Income Fund (Class R6 Shares)
Accumulated Value	5,000,000						5,596,842		5,777,039	5,940,857		6,045,175				6,293,810			6,460,206	6,570,020		7,159,498			7,629,381	7,665,917
C000100364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Floating Rate Income Fund (Class I Shares)
Accumulated Value		$ 1,000,000			$ 1,118,233.744			$ 1,153,088.094			$ 1,183,303.805		$ 1,204,172.306				$ 1,252,721.26	$ 1,283,567.273			$ 1,305,681.541		$ 1,421,419.599	$ 1,511,398.327		1,517,018.405
C000100363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Floating Rate Income Fund (Class C Shares)
Accumulated Value	10,000						11,103		11,364	11,577		11,692				12,073			12,279	12,396		13,382			14,194	14,211
C000090816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Managed Income Fund (Class L Shares)
Accumulated Value	3,000,000						3,035,547		3,074,385	3,152,550		3,244,434				3,272,475			3,263,397	3,330,475		3,499,977			3,693,334	3,861,365
C000100362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Floating Rate Income Fund (Class A Shares)
Accumulated Value	9,779						10,910		11,221	11,487		11,659				12,099			12,367	12,548		13,626			14,453	14,470
C000190446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Managed Income Fund (Class I Shares)
Accumulated Value	1,000,000						1,011,849		1,022,780	1,047,215		1,076,129				1,083,805			1,079,171	1,099,704		1,153,952			1,214,687	1,269,312
C000066702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Strategic Income Opportunities Fund (Class A Shares)
Accumulated Value	9,621						10,736		10,926	11,141		11,362				11,532			11,512	11,671		12,257			12,850	13,340
C000066703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Strategic Income Opportunities Fund (Class C Shares)
Accumulated Value	10,000						11,097		11,247	11,411		11,579				11,686			11,616	11,717		12,247			12,829	13,317
C000066701 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Strategic Income Opportunities Fund (Class I Shares)
Accumulated Value	1,000,000						1,118,585		1,142,149	1,167,463		1,193,538				1,214,329			1,215,084	1,234,730		1,300,922			1,365,920	1,422,526
C000066704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)
Accumulated Value	10,000						11,216		11,465	11,739		12,029				12,246			12,272	12,500		13,177			13,867	14,450
C000195119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)
Accumulated Value	5,000,000						5,608,181		5,733,675	5,880,245		6,026,558				6,141,388			6,165,955	6,281,135		6,633,718			6,987,872	7,288,744
C000008075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan New York Tax Free Bond Fund (Class C Shares)
Accumulated Value	10,000						9,879		9,894	10,142		10,828				10,758			10,537	10,166		10,552			10,826	11,233
C000008072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan New York Tax Free Bond Fund (Class I Shares)
Accumulated Value	1,000,000						995,046		1,005,579	1,038,350		1,115,007				1,116,315			1,103,407	1,070,597		1,117,899			1,149,754	1,193,842
C000205202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan New York Tax Free Bond Fund (Class R6 Shares)
Accumulated Value	5,000,000						4,975,232		5,027,894	5,194,037		5,583,065				5,595,279			5,528,033	5,376,983		5,620,139			5,777,176	6,014,073
C000008073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan New York Tax Free Bond Fund (Class A Shares)
Accumulated Value	9,621						9,551		9,629	9,904		10,629				10,615			10,450	10,133		10,572			10,847	11,254
C000033869 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Emerging Markets Debt Fund (Class A Shares)
Accumulated Value	9,625						10,697		11,168	11,275		12,082				12,289			11,081	10,095		10,996			12,114	13,755
C000033870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Emerging Markets Debt Fund (Class C Shares)
Accumulated Value	10,000						11,050		11,478	11,536		12,303				12,437			11,149	10,133		10,963			12,099	13,737
C000007990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Emerging Markets Debt Fund (Class I Shares)
Accumulated Value	1,000,000						1,113,919		1,165,658	1,181,213		1,267,167				1,292,236			1,166,555	1,068,974		1,165,054			1,288,597	1,466,277
C000033533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Emerging Markets Debt Fund (Class R5 Shares)
Accumulated Value	10,000						11,163		11,699	11,874		12,763				13,023			11,760	10,758		11,757			12,993	14,806
C000116218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Emerging Markets Debt Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,583,217			5,856,360			5,941,953		6,397,263				6,527,208	5,910,725			5,408,177		5,912,144	6,547,811		7,460,294
C000205201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan California Tax Free Bond Fund (Class R6 Shares)
Accumulated Value	5,000,000						4,956,954		5,026,796	5,200,831		5,589,865				5,590,247			5,489,353	5,329,280		5,583,662			5,727,728	5,989,663
C000008059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan California Tax Free Bond Fund (Class I Shares)
Accumulated Value	1,000,000						991,391		1,005,359	1,039,472		1,117,111				1,115,075			1,093,840	1,060,866		1,110,400			1,137,905	1,188,756
C000008061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan California Tax Free Bond Fund (Class C Shares)
Accumulated Value	10,000						9,854		9,931	10,211		10,897				10,821			10,553	10,178		10,580			10,824	11,294
C000008060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan California Tax Free Bond Fund (Class A Shares)
Accumulated Value	9,629						9,537		9,659	9,979		10,706				10,686			10,467	10,148		10,599			10,855	11,326
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Accumulated Value	10,000	5,000,000		$ 5,029,679			10,059	5,331,896	10,664	10,604	5,301,767	11,443	5,721,600	$ 5,969,289		11,939		5,651,724	11,303	9,766	4,883,197	10,069	5,034,650	5,184,761	10,370	11,223	$ 5,611,410
J P Morgan Emerging Markets Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified
Accumulated Value	10,000	5,000,000		$ 5,602,637			11,205	5,848,450	11,697	12,054	6,027,084	13,221	6,610,407	$ 6,670,667		13,341		6,170,619	12,341	11,275	5,637,396	12,408	6,204,029	6,813,403	13,627	15,431	$ 7,715,705
Bloomberg Global Aggregate C000007990 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,005,936		1,066,379	1,060,353		1,144,320				1,193,858			1,130,345	976,639		1,006,930			1,036,952	1,122,282
J P Morgan Emerging Markets Bond C000007990 Index Global Diversified [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,120,527		1,169,690	1,205,417		1,322,081				1,334,133			1,234,124	1,127,479		1,240,806			1,362,681	1,543,141
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal Index
Accumulated Value	10,000						10,025		10,276	10,701		11,713				11,837			11,759	11,159		11,764			12,112	12,713
Bloomberg LB California 1 17 Year Muni Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg LB California 1-17 Year Muni Index
Accumulated Value	10,000						9,979		10,148	10,539		11,320				11,441			11,294	10,993		11,499			11,784	12,454
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg California Municipal Bond Index
Accumulated Value	10,000						9,997		10,259	10,654		11,693				11,763			11,676	11,124		11,739			12,042	12,642
Bloomberg US Municipal C000008059 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,002,539		1,027,636	1,070,051		1,171,289				1,183,683			1,175,872	1,115,931		1,176,392			1,211,228	1,271,340
Bloomberg LB California 1 17 Year Muni C000008059 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						997,946		1,014,775	1,053,938		1,131,968				1,144,080			1,129,409	1,099,269		1,149,904			1,178,392	1,245,367
Bloomberg California Municipal Bond C000008059 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						999,716		1,025,894	1,065,379		1,169,303				1,176,326			1,167,573	1,112,404		1,173,859			1,204,238	1,264,208
Bloomberg US Municipal C000205201 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						5,012,696		5,138,181	5,350,255		5,856,446				5,918,417			5,879,361	5,579,657		5,881,962			6,056,140	6,356,702
Bloomberg LB California 1 17 Year Muni C000205201 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						4,989,730		5,073,874	5,269,690		5,659,841				5,720,401			5,647,047	5,496,344		5,749,522			5,891,960	6,226,836
Bloomberg California Municipal Bond C000205201 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						4,998,578		5,129,470	5,326,896		5,846,517				5,881,629			5,837,866	5,562,022		5,869,297			6,021,189	6,321,041
Bloomberg New York Municipal Bond C000205202 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						5,010,674		5,123,702	5,322,993		5,797,643				5,826,491			5,804,598	5,503,212		5,825,785			5,990,442	6,268,942
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg New York Municipal Bond Index
Accumulated Value	10,000						10,021		10,247	10,646		11,595				11,653			11,609	11,006		11,652			11,981	12,538
Bloomberg New York Municipal Bond C000008072 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,002,135		1,024,740	1,064,599		1,159,529				1,165,298			1,160,920	1,100,642		1,165,157			1,198,088	1,253,788
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month US Treasury Bill Index
Accumulated Value	1,000,000						1,003,855		1,013,748	1,034,414		1,057,014				1,061,266			1,061,686	1,084,159		1,141,048			1,199,160	1,247,654
ICE BofA 3 Month US Treasury Bill C000066702 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000						10,039		10,137	10,344		10,570				10,613			10,617	10,842		11,410			11,992	12,477
Bloomberg U S Universal C000066701 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,032,012		1,042,058	1,075,330		1,196,429				1,221,916			1,188,539	1,078,009		1,121,750			1,192,441	1,270,267
Bloomberg U S Universal C000195119 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						5,160,062		5,210,290	5,376,649		5,982,147				6,109,579			5,942,697	5,390,047		5,608,752			5,962,206	6,351,337
ICE BofA 3 Month US Treasury Bill C000195119 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						5,019,276		5,068,739	5,172,068		5,285,069				5,306,330			5,308,431	5,420,793		5,705,238			5,995,801	6,238,272
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	1,000,000				$ 1,014,152.172	10,142	1,019,274.744	10,193	10,516	1,051,583.604	11,744	1,174,437.001		$ 1,190,685.977		11,907	1,159,202.104	11,592	10,465	1,046,505.836	10,813	1,081,325.072	1,144,131.068	11,441	12,158		$ 1,215,759.379
Bloomberg U S Aggregate C000090816 Index [Member]
Account Value [Line Items]
Accumulated Value	3,000,000						3,042,457		3,057,824	3,154,751		3,523,311				3,572,058			3,477,606	3,139,518		3,243,975			3,432,393	3,647,278
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Accumulated Value	10,000						10,320		10,421	10,753		11,964				12,219			11,885	10,780		11,218			11,924	12,703
ICE BofA 3 Month US Treasury Bill C000090816 Index [Member]
Account Value [Line Items]
Accumulated Value	3,000,000						3,011,566		3,041,243	3,103,241		3,171,041				3,183,798			3,185,058	3,252,476		3,423,143			3,597,481	3,742,963
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Accumulated Value	10,000	$ 1,000,000			$ 11,255	$ 1,125,506.271		$ 1,174,889.987	11,749	12,193	$ 1,219,346.898	12,590	$ 1,258,958.037		$ 1,330,137.268		$ 13,301	$ 1,373,259.851	13,733	14,043	$ 1,404,343.051	15,640	$ 1,563,981.853	$ 1,692,036.084	16,920	17,577		$ 1,757,716.977
Credit Suisse Leveraged Loan C000132280 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						5,627,531		5,874,450	6,096,734		6,294,790				6,650,686			6,866,299	7,021,715		7,819,909			8,460,180	8,788,585
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Multiverse Index
Accumulated Value	10,000						10,167		10,793	10,741		11,568				12,089			11,455	9,938		10,281			10,615	11,511
Bloomberg Multiverse C000116843 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,016,677		1,079,293	1,074,131		1,156,842				1,208,887			1,145,523	993,792		1,028,082			1,061,473	1,151,126
Bloomberg Multiverse C000116844 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						5,083,384		5,396,463	5,370,656		5,784,208				6,044,437			5,727,617	4,968,962		5,140,409			5,307,366	5,755,630
Bloomberg U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Index
Accumulated Value	10,000						10,642		10,876	11,162		12,927				13,288			12,836	11,497		12,183			12,983	13,838
Bloomberg U S Aggregate C000123397 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,014,152		1,019,275	1,051,584		1,174,437				1,190,686			1,159,202	1,046,506		1,081,325			1,144,131	1,215,759
Bloomberg U S Corporate C000123397 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,064,194		1,087,594	1,116,235		1,292,725				1,328,794			1,283,568	1,149,733		1,218,323			1,298,284	1,383,768
Bloomberg U S Aggregate C000123398 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						5,070,761		5,096,374	5,257,918		5,872,185				5,953,430			5,796,011	5,232,529		5,406,625			5,720,655	6,078,797
Bloomberg U S Corporate C000123398 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000						5,320,969		5,437,968	5,581,173		6,463,624				6,643,972			6,417,840	5,748,666		6,091,615			6,491,419	6,918,839
Bloomberg 1 5 Year Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-5 Year Government/Credit Index
Accumulated Value	10,000						10,098		10,100	10,386		11,047				11,304			11,055	10,613		11,095			11,726	12,374
Bloomberg 1 5 Year Government Credit C000123827 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,009,811		1,009,988	1,038,647		1,104,667				1,130,416			1,105,537	1,061,328		1,109,538			1,172,639	1,237,400
Bloomberg 1 5 Year Government Credit C000123828 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 5,000,000						$ 5,049,055		$ 5,049,941	$ 5,193,237		$ 5,523,335				$ 5,652,081			$ 5,527,685	$ 5,306,639		$ 5,547,688			$ 5,863,193	$ 6,186,999